Related Party Balances and Transactions (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term benefits provided to executives	$ 1,624	$ 1,962
Directors fees paid to non-executive directors	152	160
Share-based payments	590	899
Key management personnel compensation	$ 2,366	$ 3,021